Acquisitions and Divestitures (Details) (USD $) In Thousands, unless otherwise specified	Apr. 08, 2011	Dec. 31, 2010	Jun. 04, 2010	May 01, 2010	Dec. 31, 2012 Undisclosed Seller Acquisition [Member]	Dec. 31, 2012 Goodrich Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]
Fair value of assets acquired and liabilities assumed
Oil and gas properties	$ 307,185	$ 6,000		$ 15,397	$ 36,865	$ 91,187
Prepaid expenses and other current assets						425
Revenues payable						(875)
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)				(321)	(161)
Accrued Liabilities					(83)	(153)
Prepaid assets			500	450
Assumed liabilities				(1,728)
Net Purchase price				14,119			90,400
Total identifiable net assets	$ 301,951				$ 36,461	$ 90,423